Schedule of Remaining Contractual Maturities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Rou Assets And Operating Lease Liabilities
For the year ended September 30, 2026	$ 74,210
Total future lease payments	74,210
Less: imputed interest	(965)
Operating Lease Liability	$ 73,245	$ 6,890